Sales and other operating revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 158,879	$ 161,064	$ 171,221
Other revenue	30,456	28,121	38,909
Sales and other operating revenues	189,335	189,185	210,130
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,063	2,219	2,413
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	114,207	121,019	128,969
Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,477	24,464	29,541
Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 15,132	$ 13,362	$ 10,298